INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense consisted of the following components:

(Dollars in thousands)	2021	2020	2019
Current expense
Federal	$21,397	$34,632	$31,343
State	2,289	2,349	854
Total current expense	23,686	36,981	32,197
Deferred expense (benefit)
Federal	10,944	(8,624)	10,946
State	1,143	244	1,644
Total deferred expense (benefit)	12,087	(8,380)	12,590
Income tax expense	$35,773	$28,601	$44,787

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The difference between the federal income tax rates applied to income before income taxes and the effective rates were due to the following:

(Dollars in thousands)	2021	2020	2019
Income taxes computed at federal statutory rate (21%) on income before income taxes	$50,596	$38,726	$51,001
Benefit from tax-exempt income	(5,613)	(5,901)	(5,964)
Tax credits	(21,561)	(13,064)	(10,075)
Basis reduction on tax credit	1,346	657	738
Tax expense (benefit) of equity compensation	(243)	340	(140)
State income taxes, net of federal tax benefit	2,711	2,049	1,973
Affordable housing investments	7,194	6,635	5,825
Other	1,343	(841)	1,429
Income tax expense	$35,773	$28,601	$44,787

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The major components of the temporary differences that gave rise to deferred tax assets and liabilities at December 31, 2021, and 2020, were as follows:

(Dollars in thousands)	2021	2020
Deferred tax assets
Allowance for credit losses	$29,754	$39,671
Fair value adjustments on business combinations	0	3,870
Deferred compensation	292	235
Postretirement benefits other than pension liability	652	684
Accrued stock-based compensation	1,836	1,654
OREO write-downs	0	8
Interest on nonaccrual loans	442	1,712
Accrued expenses	7,286	5,647
State net operating loss	1,746	1,959
Leasing liability	15,794	16,947
Reserve for unfunded commitments	3,049	2,854
Deferred loan fees and costs	0	1,691
Other	565	577
Total deferred tax assets	61,416	77,509

Deferred tax liabilities
Tax depreciation in excess of book depreciation	(9,117)	(11,923)
FHLB and FRB stock	(3,836)	(4,043)
Mortgage-servicing rights	(3,518)	(2,925)
Leasing activities	(10,860)	(6,661)
Retirement obligation	(13,754)	(10,984)
Intangible assets	(16,081)	(13,942)
Deferred loan fees and costs	(933)	0
Prepaid expenses	(680)	(619)
Limited partnership investments	(2,957)	(2,471)
Fair value adjustments on business combinations	(6,900)	0
Net unrealized gains on investment securities	(5,791)	(20,253)
Foreign exchange deferred income	(428)	(2,080)
ASU 2016-01 unrealized gain/loss-equity securities	(2,339)	(2,179)
Right of use assets	(13,390)	(15,053)
Other	(2,426)	(2,035)
Total deferred tax liabilities	(93,010)	(95,168)
Total net deferred tax liability	$(31,594)	$(17,659)

Summary of Positions for which Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Table Text Block]	A progression of gross unrecognized tax benefits as of December 31, 2021 and 2020 is as follows:

(Dollars in thousands)	2021	2020
Balance at beginning of year	$2,386	$3,006
Settlements	0	(620)
Balance at end of year	$2,386	$2,386